Organizations and Principal Activities (Details) - Schedule of VIEs and VIEs’ Subsidiaries After the Elimination of Inter-Company Transactions of Financial Statements - Subsidiaries [Member]
¥ in Thousands, $ in Thousands
	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Consolidated Financial Statements of Revenue [Line Items]
Net revenues	¥ 118,912	$ 16,363	¥ 270,102
Net loss	(55,569)	(7,647)	(50,016)
Net cash provided by/(used in) operating activities	(6,297)	(866)	22,125
Net cash (used in)/provided by investing activities	5,450	750	(4,668)
Net cash (used in)/provided by financing activities	¥ 7,631	$ 1,050	¥ (18,492)